Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Taxation
Amount credited/(expensed) in income statement	€ (834)	€ (1,266)
Gross deferred tax asset	36,978	37,383
Gross deferred tax liability	(5,733)	(4,721)
Less amounts unrecognised	(14,220)	(14,427)
Deferred tax assets and liabilities
Deferred tax assets	18,068	19,033
Deferred tax liabilities	(1,043)	(798)
Net deferred tax assets	17,025	18,235	€ 19,478
Tangible assets
Taxation
Amount credited/(expensed) in income statement	20	(6)
Gross deferred tax asset	3,574	2,831
Gross deferred tax liability	(1,419)	(1,133)
Less amounts unrecognised	(408)
Deferred tax assets and liabilities
Net deferred tax assets	1,747	1,698
Intangible assets
Taxation
Amount credited/(expensed) in income statement	(655)	133
Gross deferred tax asset	457	266
Gross deferred tax liability	(1,097)	(1,036)
Less amounts unrecognised		(3)
Deferred tax assets and liabilities
Net deferred tax assets	(640)	(773)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(137)	(1,256)
Gross deferred tax asset	30,081	31,367
Less amounts unrecognised	(13,302)	(13,843)
Deferred tax assets and liabilities
Net deferred tax assets	16,779	17,524
Treasury related items
Taxation
Amount credited/(expensed) in income statement	27	(43)
Gross deferred tax asset	525	583
Gross deferred tax liability	(575)	(214)
Less amounts unrecognised	(510)	(568)
Deferred tax assets and liabilities
Net deferred tax assets	(560)	(199)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	116	(28)
Gross deferred tax asset	74	83
Gross deferred tax liability	(664)	(789)
Deferred tax assets and liabilities
Net deferred tax assets	(590)	(706)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	10	(28)
Gross deferred tax asset	1,678	1,537
Gross deferred tax liability	(1,473)	(1,340)
Deferred tax assets and liabilities
Net deferred tax assets	205	197
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(215)	(38)
Gross deferred tax asset	589	716
Gross deferred tax liability	(505)	(209)
Less amounts unrecognised	0	(13)
Deferred tax assets and liabilities
Net deferred tax assets	€ 84	€ 494